UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

Hilton BDC Corporate Bond ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Hilton BDC Corporate Bond ETF

TICKER: HBDC (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Hilton BDC Corporate Bond ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.hiltonetfs.com/hbdc. You can also request this information by contacting us at (833) 594-4586 or by writing to Hilton BDC Corporate Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton BDC Corporate Bond ETF	$16	0.39%

The Fund commenced operations on June 10, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Hilton BDC Corporate Bond ETF - $10,180
Bloomberg U.S. Aggregate Bond Index - $10,435
Solactive Hilton Capital BDC Corporate Bond TR Index - $10,325
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
6/10/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

Returns for the Period Period Ended October 31, 2025	Since Inception 6/10/2025
Hilton BDC Corporate Bond ETF - at NAV	1.80%
Bloomberg U.S. Aggregate Bond Index	4.35%
Solactive Hilton Capital BDC Corporate Bond TR Index	3.25%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.hiltonetfs.com/hbdc for more recent performance information.

How did the Fund perform last year and what affected its performance?

Since Fund inception on June 10, 2025, HBDC has delivered steady results, generating a positive 1.80% cumulative total return through October 31, 2025, with dividends reinvested. The Fund’s net asset value grew over the period while dividend-adjusted performance tracked consistently higher, reflecting the probable income profile of the underlying Business Development Companies (“BDC”) senior notes.

What Factors Influenced Performance?

As of October 31, 2025, the Fund offered a yield-to-maturity of 5.38%, meaningfully above the ~4.30% available in like-duration, investment-grade corporate bonds. The portfolio maintained  an option-adjusted duration of just 2.65 years and provides 180 basis points of incremental spread relative to comparable Treasuries, underscoring its potential defensive interest-rate posture and elevated income characteristics.

Positioning

Assets under management have grown rapidly to approximately $85 million, driven by strong advisor interest in a high-quality, income-oriented credit strategy with low duration and transparent structure. With the most recent index rebalance, the Fund continues to broaden access to publicly listed BDC senior notes, an increasingly important segment of the private credit ecosystem.

Hilton BDC Corporate Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$84,543
Number of Holdings	120
Total Advisory Fee	$68,231
Portfolio Turnover Rate	23%

What did the Fund invest in?

(as of October 31, 2025)

Sector/Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of total net assets)
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	1.6
First American Government Obligations Fund - Class X, 4.03%	1.6
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	1.6
Ares Strategic Income Fund, 5.70%, 03/15/2028	1.5
Blue Owl Capital Corp., 5.95%, 03/15/2029	1.5
Blue Owl Capital Corp., 3.40%, 07/15/2026	1.5
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	1.5
Blackstone Private Credit Fund, 2.63%, 12/15/2026	1.5
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	1.3
Ares Capital Corp., 2.88%, 06/15/2028	1.3
Blackstone Private Credit Fund, 6.00%, 01/29/2032	1.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.hiltonetfs.com/hbdc.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Hilton Small-MidCap Opportunity ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025

Hilton Small-MidCap Opportunity ETF

TICKER: SMCO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.hiltonetfs.com/smco. You can also request this information by contacting us at (833) 594-4586 or by writing to Hilton Small-MidCap Opportunity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$57	0.55%

Cumulative Performance

(Initial Investment of $10,000)

Hilton Small-MidCap Opportunity ETF - $13,487
Russell 2500 Total Return Index - $13,820
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
11/28/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025
10/31/2025

Annual Performance

Annualized Returns for the Periods Ended October 31, 2025	1 Year	Since Inception 11/28/23
Hilton Small-MidCap Opportunity ETF - at NAV	8.70%	16.80%
Russell 2500 Total Return Index	11.94%	18.29%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.hiltonetfs.com/smco for more recent performance information.

How did the Fund perform last year and what affected its performance?

Early in the period several market, macro, and policy issues affected the small and mid-cap market space and the Fund along with it. This led to a period of volatile performance that bottomed in early April that was followed by a fairly steady recovery through the end of the period. The performance as of October 31, 2025 for SMCO compared to the Russell 2500 was 8.70% and 11.94%, respectively.

What Factors Influenced Performance?

There were several drivers of the Fund's performance over the past year, with names benefitting from the AI build-out being a major contributor. In addition, several idiosyncratic names in a variety of industries, including areas such as Nuclear Energy, Cybersecurity, and IT Infrastructure contributed to the Fund's positive return. From a sector perspective, Information Technology and Industrials were the biggest contributors while Staples and Real Estate were the biggest detractors.

The top five contributors to performance during the period included:

- Ciena Corp.

- Primoris Services Corp.

- BWX Technologies, Inc.

- nVent Electric PLC

- Dycom Industries, Inc.

The top five detractors to performance during the period included:

- Booz Allen Hamilton Holding Co.

- Americold Realty Trust, Inc.

- SAIA, Inc.

- ELF Beauty

- ICF International

Positioning

The Fund's current positioning is moderately risk-on, reflecting a positive outlook for small and mid-cap earnings growth, solid economic data, and supportive monetary policy. Recent changes have involved harvesting some gains in AI-related names with the proceeds redeployed into a broadening set of attractive areas in the small and mid-cap market.

Hilton Small-MidCap Opportunity ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$124,800
Number of Holdings	64
Total Advisory Fee	$594,917
Portfolio Turnover Rate	26%

What did the Fund invest in?

(as of October 31, 2025)

Sector - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of total net assets)
nVent Electric PLC	3.4
Ciena Corp.	3.2
Dycom Industries, Inc.	2.7
Kyndryl Holdings, Inc.	2.6
RadNet, Inc.	2.5
EQT Corp.	2.5
EMCOR Group, Inc.	2.4
Teledyne Technologies, Inc.	2.4
Primoris Services Corp.	2.3
BWX Technologies, Inc.	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.hiltonetfs.com/smco.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Hilton BDC Corporate Bond ETF

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$14,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Hilton Small-MidCap Opportunity ETF

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Advisor and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds' operations and financial reporting, during the Funds' last two fiscal years.

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit-Related Fees	N/A	N/A
( b ) Tax Fees	$315,000	N/A
( c ) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
October 31, 2025

Tidal Trust II

• Hilton BDC Corporate Bond ETF	| HBDC	| The Nasdaq Stock Market, LLC
• Hilton Small-MidCap Opportunity ETF	| SMCO	| The Nasdaq Stock Market, LLC

Hilton ETFs

Schedule of Investments	Hilton ETFs
October 31, 2025

Hilton BDC Corporate Bond ETF

CORPORATE BONDS - 97.1%	Principal	Value
Investment Companies - 95.5%(a)
Apollo Debt Solutions BDC
6.90%, 04/13/2029	$1,264,000	$1,323,562
5.88%, 08/30/2030 (b)	511,000	516,835
6.70%, 07/29/2031	1,248,000	1,313,488
6.55%, 03/15/2032 (b)	655,000	680,365
Ares Capital Corp.
3.88%, 01/15/2026	1,031,000	1,030,010
2.15%, 07/15/2026	892,000	878,368
7.00%, 01/15/2027	817,000	839,242
2.88%, 06/15/2027	433,000	422,432
2.88%, 06/15/2028	1,121,000	1,067,327
5.88%, 03/01/2029	921,000	942,861
5.95%, 07/15/2029	758,000	777,864
5.50%, 09/01/2030	674,000	679,282
3.20%, 11/15/2031	620,000	548,373
5.80%, 03/08/2032	925,000	933,236
Ares Strategic Income Fund
5.70%, 03/15/2028	1,241,000	1,255,726
5.45%, 09/09/2028 (b)	751,000	754,226
6.35%, 08/15/2029	842,000	868,300
5.60%, 02/15/2030	923,000	928,965
5.80%, 09/09/2030 (b)	627,000	632,247
6.20%, 03/21/2032	927,000	945,999
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	402,000	399,456
2.55%, 10/13/2026	407,000	399,225
5.95%, 03/15/2030	508,000	506,346
Barings BDC, Inc.
3.30%, 11/23/2026	457,000	449,625
7.00%, 02/15/2029	412,000	425,946
Barings Private Credit Corp., 6.15%, 06/11/2030 (b)	626,000	621,265
BlackRock TCP Capital Corp.
2.85%, 02/09/2026	427,000	423,070
6.95%, 05/30/2029	476,000	482,175
Blackstone Private Credit Fund
2.63%, 12/15/2026	1,256,000	1,228,721
3.25%, 03/15/2027	1,006,000	987,322
4.95%, 09/26/2027	388,000	389,840
7.30%, 11/27/2028	643,000	683,775
4.00%, 01/15/2029	655,000	636,895
5.95%, 07/16/2029	506,000	517,238
5.60%, 11/22/2029	387,000	391,451
5.25%, 04/01/2030	387,000	385,470
6.25%, 01/25/2031	500,000	519,152
6.00%, 01/29/2032	1,021,000	1,045,226
6.00%, 11/22/2034	811,000	822,309
Blackstone Secured Lending Fund
3.63%, 01/15/2026	993,000	991,342
2.75%, 09/16/2026	865,000	853,621
2.13%, 02/15/2027	778,000	752,460
5.88%, 11/15/2027	514,000	524,588
5.35%, 04/13/2028	855,000	864,337
2.85%, 09/30/2028	796,000	751,086

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Hilton ETFs
October 31, 2025

5.30%, 06/30/2030	641,000	641,998
Blue Owl Capital Corp.
4.25%, 01/15/2026	630,000	629,533
3.40%, 07/15/2026	1,248,000	1,236,847
2.63%, 01/15/2027	624,000	607,862
3.13%, 04/13/2027	528,000	514,533
2.88%, 06/11/2028	1,056,000	997,195
5.95%, 03/15/2029	1,233,000	1,249,708
6.20%, 07/15/2030	644,000	658,978
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	548,000	566,033
Blue Owl Credit Income Corp.
3.13%, 09/23/2026	417,000	411,405
4.70%, 02/08/2027	616,000	613,757
7.75%, 09/16/2027	748,000	782,245
5.90%, 05/23/2028 (b)	613,000	623,868
7.95%, 06/13/2028	800,000	849,685
7.75%, 01/15/2029	673,000	717,068
6.60%, 09/15/2029	1,100,000	1,137,765
5.80%, 03/15/2030	1,228,000	1,235,083
6.65%, 03/15/2031	940,000	976,086
Blue Owl Technology Finance Corp.
4.75%, 12/15/2025 (b)	816,000	815,667
3.75%, 06/17/2026 (b)	486,000	482,100
2.50%, 01/15/2027	428,000	414,564
6.10%, 03/15/2028 (b)	829,000	835,362
6.75%, 04/04/2029	965,000	986,432
Carlyle Secured Lending, Inc., 6.75%, 02/18/2030	506,000	519,922
Franklin BSP Capital Corp., 7.20%, 06/15/2029	621,000	641,080
FS KKR Capital Corp.
2.63%, 01/15/2027	511,000	493,768
3.25%, 07/15/2027	630,000	604,947
3.13%, 10/12/2028	931,000	860,622
7.88%, 01/15/2029	513,000	536,516
6.88%, 08/15/2029	732,000	742,415
6.13%, 01/15/2030	861,000	851,277
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	671,000	668,232
6.38%, 03/11/2027	545,000	555,778
Goldman Sachs Private Credit Corp.
5.88%, 05/06/2028 (b)	532,000	540,209
6.25%, 05/06/2030 (b)	798,000	816,114
Golub Capital BDC, Inc.
2.50%, 08/24/2026	775,000	761,173
2.05%, 02/15/2027	528,000	509,540
7.05%, 12/05/2028	555,000	581,700
6.00%, 07/15/2029	943,000	957,339
Golub Capital Private Credit Fund
5.45%, 08/15/2028 (b)	651,000	654,513
5.80%, 09/12/2029	662,000	672,130
5.88%, 05/01/2030	660,000	670,658
HPS Corporate Lending Fund
5.30%, 06/05/2027 (b)	511,000	512,909
5.45%, 01/14/2028	932,000	939,240
6.75%, 01/30/2029	673,000	699,931
6.25%, 09/30/2029	519,000	533,641
5.85%, 06/05/2030 (b)	640,000	646,219
5.95%, 04/14/2032	649,000	652,389
Main Street Capital Corp.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Hilton ETFs
October 31, 2025

3.00%, 07/14/2026	652,000	644,479
6.50%, 06/04/2027	524,000	534,437
5.40%, 08/15/2028	450,000	449,863
6.95%, 03/01/2029	455,000	474,434
Morgan Stanley Direct Lending Fund
4.50%, 02/11/2027	506,000	504,048
6.15%, 05/17/2029	461,000	473,780
6.00%, 05/19/2030	465,000	475,625
MSD Investment Corp., 6.25%, 05/31/2030 (b)	753,000	758,749
New Mountain Finance Corp.
6.20%, 10/15/2027	418,000	424,850
6.88%, 02/01/2029	510,000	519,068
North Haven Private Income Fund LLC, 5.75%, 02/01/2030	510,000	510,703
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/2030	519,000	533,849
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	482,000	467,577
7.10%, 02/15/2029	436,000	448,603
6.34%, 02/27/2030	437,000	438,954
Oaktree Strategic Credit Fund
8.40%, 11/14/2028	459,000	495,234
6.50%, 07/23/2029	527,000	541,816
6.19%, 07/15/2030 (b)	524,000	528,177
Prospect Capital Corp.
3.36%, 11/15/2026	454,000	440,096
3.44%, 10/15/2028	434,000	390,775
Sixth Street Lending Partners
6.50%, 03/11/2029	955,000	990,535
5.75%, 01/15/2030	778,000	788,792
6.13%, 07/15/2030 (b)	943,000	969,195
		80,800,324

Private Equity - 1.6%
Hercules Capital, Inc.
2.63%, 09/16/2026	429,000	421,304
3.38%, 01/20/2027	477,000	467,882
6.00%, 06/16/2030	461,000	466,938
		1,356,124
TOTAL CORPORATE BONDS (Cost $82,137,289)		82,156,448

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (c)	1,314,005	1,314,005
TOTAL MONEY MARKET FUNDS (Cost $1,314,005)		1,314,005

TOTAL INVESTMENTS - 98.7% (Cost $83,451,294)		83,470,453
Other Assets in Excess of Liabilities - 1.3%		1,072,888
TOTAL NET ASSETS - 100.0%		$84,543,341

Percentages are stated as a percent of net assets.

BDC - Business Development Company

LLC - Limited Liability Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $11,388,020 or 13.5% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Hilton ETFs
October 31, 2025

Hilton Small-MidCap Opportunity ETF

COMMON STOCKS - 95.2%	Shares	Value
Apparel - 1.3%
Ralph Lauren Corp. - Class A	5,305	$1,695,796

Banks - 5.5%
Commerce Bancshares, Inc.	36,764	1,934,889
Community Financial System, Inc.	41,557	2,305,583
Cullen/Frost Bankers, Inc.	21,309	2,623,990
		6,864,462

Beverages - 1.8%
Primo Brands Corp. - Class A	103,636	2,276,883

Chemicals - 0.6%
Ashland, Inc.	14,322	700,346

Commercial Services - 3.3%
Booz Allen Hamilton Holding Corp.	13,220	1,152,255
Shift4 Payments, Inc. - Class A (a)	18,053	1,247,462
Valvoline, Inc. (a)	51,937	1,714,441
		4,114,158

Computers - 6.4%
Amdocs Ltd.	16,573	1,396,441
CyberArk Software Ltd. (a)	3,164	1,647,748
Kyndryl Holdings, Inc. (a)	110,370	3,191,900
Tenable Holdings, Inc. (a)	58,973	1,711,397
		7,947,486

Distribution & Wholesale - 1.4%
Pool Corp.	6,375	1,702,507

Diversified Financial Services - 3.5%
Houlihan Lokey, Inc. - Class A	13,233	2,369,765
Moelis & Co. - Class A	31,375	1,986,979
		4,356,744

Electric - 4.6%
Clearway Energy, Inc. - Class C	49,104	1,567,891
CMS Energy Corp.	18,837	1,385,461
IDACORP, Inc.	21,506	2,774,704
		5,728,056

Electronics - 5.0%
nVent Electric PLC	36,747	4,202,019
TD SYNNEX Corp.	13,206	2,066,607
		6,268,626

Engineering & Construction - 9.4%
Dycom Industries, Inc. (a)	11,782	3,390,742
EMCOR Group, Inc.	4,464	3,016,682
Jacobs Solutions, Inc.	15,734	2,451,514
Primoris Services Corp.	20,702	2,929,747
		11,788,685

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Hilton ETFs
October 31, 2025

Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	10,560	1,579,037

Environmental Control - 2.1%
Clean Harbors, Inc. (a)	12,404	2,611,166

Food - 0.7%
Sprouts Farmers Market, Inc. (a)	10,677	843,056

Healthcare - Products - 4.6%
Bio-Techne Corp.	33,546	2,098,973
STERIS PLC	7,571	1,784,485
West Pharmaceutical Services, Inc.	6,642	1,873,509
		5,756,967

Healthcare - Services - 4.0%
HealthEquity, Inc. (a)	18,883	1,785,954
RadNet, Inc. (a)	41,813	3,177,370
		4,963,324

Home Builders - 0.9%
Taylor Morrison Home Corp. (a)	18,144	1,075,395

Insurance - 1.4%
RenaissanceRe Holdings Ltd.	6,960	1,768,466

Internet - 1.4%
Magnite, Inc. (a)	100,162	1,790,897

Iron & Steel - 2.8%
Commercial Metals Co.	32,270	1,915,547
Reliance, Inc.	5,580	1,575,960
		3,491,507

Leisure Time - 3.5%
Planet Fitness, Inc. - Class A (a)	23,530	2,133,936
YETI Holdings, Inc. (a)	66,472	2,259,383
		4,393,319

Machinery - Construction & Mining - 2.2%
BWX Technologies, Inc.	13,062	2,790,174

Miscellaneous Manufacturers - 2.4%
Teledyne Technologies, Inc. (a)	5,602	2,951,246

Oil & Gas - 4.2%
Coterra Energy, Inc.	50,778	1,201,408
EQT Corp.	57,811	3,097,513
Magnolia Oil & Gas Corp. - Class A	39,804	893,998
		5,192,919

Oil & Gas Services - 1.1%
TETRA Technologies, Inc. (a)	198,687	1,402,730

Packaging & Containers - 0.8%
AptarGroup, Inc.	8,556	992,582

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Hilton ETFs
October 31, 2025

Retail - 4.9%
Academy Sports & Outdoors, Inc.	49,760	2,383,006
BJ’s Wholesale Club Holdings, Inc. (a)	18,735	1,653,551
Burlington Stores, Inc. (a)	7,652	2,093,511
		6,130,068

Semiconductors - 5.2%
Entegris, Inc.	17,298	1,583,978
MACOM Technology Solutions Holdings, Inc. (a)	16,950	2,510,803
MKS, Inc.	16,760	2,408,580
		6,503,361

Software - 1.4%
Jack Henry & Associates, Inc.	11,780	1,754,513

Telecommunications - 5.7%
Ciena Corp. (a)	21,019	3,991,928
DigitalBridge Group, Inc. - Class A	123,165	1,457,042
Lumen Technologies, Inc. (a)	163,413	1,679,886
		7,128,856

Transportation - 1.8%
Landstar System, Inc.	7,440	955,519
Saia, Inc. (a)	4,464	1,305,720
		2,261,239
TOTAL COMMON STOCKS (Cost $99,712,780)		118,824,571

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.2%
Alexandria Real Estate Equities, Inc.	8,577	499,353
Americold Realty Trust, Inc.	91,381	1,177,901
Independence Realty Trust, Inc.	88,642	1,412,067
Rexford Industrial Realty, Inc.	21,415	884,867
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,155,463)		3,974,188

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 4.03% (b)	2,035,182	2,035,182
TOTAL MONEY MARKET FUNDS (Cost $2,035,182)		2,035,182

TOTAL INVESTMENTS - 100.0% (Cost $107,903,425)		124,833,941
Liabilities in Excess of Other Assets - (0.0)% (c)		(33,498)
TOTAL NET ASSETS - 100.0%		$124,800,443

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	Represents less than (0.05)% of net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Hilton ETFs

October 31, 2025

	Hilton BDC Corporate Bond ETF	Hilton Small- MidCap Opportunity ETF
ASSETS:
Investments, at value (Note 2)	$83,470,453	$124,833,941
Interest receivable	1,099,428	—
Dividends receivable	826	25,235
Total assets	84,570,707	124,859,176

LIABILITIES:
Payable to adviser (Note 4)	27,366	58,733
Total liabilities	27,366	58,733
NET ASSETS	$84,543,341	$124,800,443

NET ASSETS CONSISTS OF:
Paid-in capital	$84,528,963	$106,778,652
Total distributable earnings	14,378	18,021,791
Total net assets	$84,543,341	$124,800,443

Net assets	$84,543,341	$124,800,443
Shares issued and outstanding(a)	3,375,000	4,650,000
Net asset value per share	$25.05	$26.84

COST:
Investments, at cost	$83,451,294	$107,903,425

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Hilton ETFs

For the Period/Year Ended October 31, 2025

	Hilton BDC Corporate Bond ETF(a)	Hilton Small-MidCap Opportunity ETF
INVESTMENT INCOME:
Dividend income	$8,732	$1,150,881
Less: Dividend withholding taxes	—	(12,379)
Interest income	936,973	—
Total investment income	945,705	1,138,502

EXPENSES:
Investment advisory fee (Note 4)	68,231	594,917
Total expenses	68,231	594,917
NET INVESTMENT INCOME	877,474	543,585

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(27,750)	794,714
In-kind redemption	—	498,252
Net realized gain (loss)	(27,750)	1,292,966
Net change in unrealized appreciation (depreciation) on:
Investments	19,159	7,245,237
Net change in unrealized appreciation (depreciation)	19,159	7,245,237
Net realized and unrealized gain (loss)	(8,591)	8,538,203
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$868,883	$9,081,788

(a)	Inception date of the Fund was June 10, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Hilton ETFs

	Hilton BDC Corporate Bond ETF	Hilton Small-MidCap Opportunity ETF
	Period ended October 31, 2025(a)	Year ended October 31, 2025	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$877,474	$543,585	$272,823
Net realized gain (loss)	(27,750)	1,292,966	(51,747)
Net change in unrealized appreciation (depreciation)	19,159	7,245,237	9,685,279
Net increase (decrease) in net assets from operations	868,883	9,081,788	9,906,355

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(854,505)	(459,550)	(8,538)
Total distributions to shareholders	(854,505)	(459,550)	(8,538)

CAPITAL TRANSACTIONS:
Shares sold	84,528,963	24,454,945	83,732,275
Shares redeemed	—	(1,906,832)	—
Net increase (decrease) in net assets from capital transactions	84,528,963	22,548,113	83,732,275

NET INCREASE (DECREASE) IN NET ASSETS	84,543,341	31,170,351	93,630,092

NET ASSETS:
Beginning of the period	—	93,630,092	—
End of the period	$84,543,341	$124,800,443	$93,630,092

SHARES TRANSACTIONS
Shares sold	3,375,000	950,000	3,775,000
Shares redeemed	—	(75,000)	—
Total increase (decrease) in shares outstanding	3,375,000	875,000	3,775,000

(a)	Inception date of the Fund was June 10, 2025.
(b)	Inception date of the Fund was November 28, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Hilton ETFs

For a share outstanding throughout the period presented

Hilton BDC Corporate Bond ETF

Period ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.49
Net realized and unrealized gain (loss) on investments(c)	(0.04)
Total from investment operations	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)
Total distributions	(0.40)
Net asset value, end of period	$25.05

TOTAL RETURN(d)	1.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,543
Ratio of expenses to average net assets(e)	0.39%
Ratio of net investment income (loss) to average net assets(e)	5.01%
Portfolio turnover rate(d)(f)	23%

(a)	Inception date of the Fund was June 10, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Hilton ETFs

For a share outstanding throughout the periods presented

Hilton Small-MidCap Opportunity ETF

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.80	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.13	0.10
Net realized and unrealized gain (loss) on investments(c)	2.03	4.71
Total from investment operations	2.16	4.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.01)
Total distributions	(0.12)	(0.01)
Net asset value, end of period	$26.84	$24.80

TOTAL RETURN(d)	8.70%	24.08%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,800	$93,630
Ratio of expenses to average net assets(e)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)	0.50%	0.47%
Portfolio turnover rate(d)(f)	26%	15%

(a)	Inception date of the Fund was November 28, 2023.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

NOTE 1 – ORGANIZATION

The Hilton ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are series of shares of beneficial interest of Tidal Trust II  (the “Trust”). The Hilton BDC Corporate Bond ETF is a non-diversified series and Hilton Small-MidCap Opportunity ETF is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Hilton Capital Management, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.

Fund:	Commencement Date:
Hilton BDC Corporate Bond ETF (the “HBDC ETF”)	June 10, 2025
Hilton Small-MidCap Opportunity ETF (the “SMCO ETF”)	November 28, 2023

The investment objective of the HBDC ETF is to seek to track the performance, before fees and expenses, of the Solactive Hilton Capital BDC Corporate Bond TR Index (the “Index”). The investment objective of the SMCO ETF is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), and Business Development Companies (“BDCs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“ the NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Funds’ Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2025:

HBDC ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$82,156,448	$—	$82,156,448
Money Market Funds	1,314,005	—	—	1,314,005
Total Investments	$1,314,005	$82,156,448	$—	$83,470,453

SMCO ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$118,824,571	$—	$—	$118,824,571
Real Estate Investment Trusts - Common	3,974,188	—	—	3,974,188
Money Market Funds	2,035,182	—	—	2,035,182
Total Investments	$124,833,941	$—	$—	$124,833,941

Refer to each fund’s Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4.0% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98.0% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the HBDC ETF are declared and paid monthly and for the SMCO ETF are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ and New York Stock Exchange is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These reclassifications are primarily due to redemptions in-kind. For the year/period ended October 31, 2025, the following adjustments were made:

	Paid-In	Total Distributable
Fund	Capital	Earnings
HBDC ETF	$0	$0
SMCO ETF	$498,265	$(498,265)

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Credit Risk (HBDC ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Equity Market Risk (SMCO ETF Only). By virtue of the Fund’s investments in equity securities, the Fund is exposed to equity securities both directly and indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed Income Securities Risk (HBDC ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter- term and higher rated securities.

Interest Rate Risk (HBDC ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Market Capitalization Risks (SMCO ETF Only).

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some medium-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

General Market Risk (SMCO ETF Only). Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation),

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Investment Advisory
Fund	Fee
HBDC ETF	0.39%
SMCO ETF	0.55%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Investment Advisory Fees payable to the Adviser (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended October 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is responsible for monitoring the Index’s composition, evaluating bond liquidity and market conditions, and overseeing the Fund’s passive strategy to minimize tracking error and while seeking efficient Index replication, subject to the supervision of the Sub-Adviser and the Board. The Sub-Adviser will provide recommendations to the Adviser regarding Index tracking and rebalancing considerations. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.24% of the HBDC ETF’s and 0.40% of the SMCO ETF’s average net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Funds’ expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Tidal serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year/period ended October 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
HBDC ETF	$31,044,333	$10,271,984
SMCO ETF	27,422,655	27,765,277

For the year/period ended October 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year/period ended October 31, 2025, in-kind transactions associated with creations and redemptions for each Fund were as follows:

		Sales and
Fund	Purchases	Maturities
HBDC ETF	$53,204,345	$—
SMCO ETF	23,940,914	1,868,619

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year/period ended October 31, 2025 and prior fiscal period ended October 31, 2024, were as follows:

Fund	Distributions paid from:	October 31, 2025	October 31, 2024
HBDC ETF	Ordinary Income	$854,505	$—
SMCO ETF	Ordinary Income	459,550	8,538

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	HBDC ETF	SMCO ETF
Investments, at cost(a)	$83,477,193	$107,990,412
Gross tax unrealized appreciation	219,033	26,838,397
Gross tax unrealized depreciation	(225,773)	(9,994,868)
Net tax unrealized appreciation (depreciation)	(6,740)	16,843,529
Undistributed ordinary income (loss)	21,118	1,178,262
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings/(accumulated losses)	21,118	1,178,262
Other accumulated gain (loss)	—	—
Total distributable earnings/(accumulated losses)	$14,378	$18,021,791

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund's next taxable year.

As of the fiscal periods ended October 31, 2025, the Funds have not elected to defer any late-year losses.

As of the fiscal periods ended October 31, 2025, the Funds had no long-term and short-term capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the HBDC ETF and SMCO ETF are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are stated below:

Fund:	Transaction Fee
HBDC ETF	$500
SMCO ETF	$300

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may

Notes to the Financial Statements	Hilton ETFs

October 31, 2025

be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 2024 and only applies to the HBDC ETF that launched after this date. Through evaluation, management has found no implications of these changes on the financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public	Hilton ETFs
Accounting Firm

To the Shareholders of Hilton ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hilton ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hilton BDC Corporate Bond ETF	For the period from June 10, 2025 (commencement of operations) through October 31, 2025
Hilton Small-MidCap Opportunity ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from November 28, 2023 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2025

Other Non-Audit Information	Hilton ETFs

October 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

HBDC ETF	0.00%
SMCO ETF	89.86%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended October 31, 2025, were as follows:

HBDC ETF	0.00%
SMCO ETF	86.99%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended October 31, 2025, were as follows:

HBDC ETF	0.00%
SMCO ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Hilton BDC Corporate Bond ETF (the “Hilton ETF” or “Fund”);
●	an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement) between the Adviser and Hilton Capital Management, LLC (“Hilton”) with respect to the Hilton ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

-	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Hilton Small-MidCap Opportunity ETF (“Hilton ETF” or “the Fund”);
-	a Sub-Advisory Agreement between the Adviser and Hilton Capital Management, LLC (“Hilton”) with respect to the Hilton ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser and Sub- Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to the such factor. The conclusions with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, the Trustee may have placed varying emphasis on particular factors in conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with the ETF. The Board also considered other services provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar Fund and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Fund have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other Fund in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Fund had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed the Fund’s performance on a case-by-case basis. The Board also took into account that the Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

For Hilton ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Fund had distinctive investment strategies and styles which resulted in the Fund being significantly different from many of the Fund in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.

The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to the Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Hilton ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the of the Fund, and concluded that many of the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. In considering profitability, the Board discussed and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Fund.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the of the Sub-advised Fund, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by the firm. The Board also considered that the Fund had one or more sponsors, which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.